Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net loss	$ (174,030,358)	$ (18,255,869)	$ (9,625,942)
Net loss per share basic	$ (0.68)	$ (0.08)	$ (0.04)
Net loss per share diluted	$ (0.68)	$ (0.08)	$ (0.04)
Weighted-average number of shares outstanding - basic	254,131,038	220,000,000	220,000,000
Weighted-average number of shares outstanding - diluted	254,131,038	220,000,000	220,000,000